Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Issued capital	Additional paid-in capital	Transactions among shareholders	Special reserve	Other reserves	Total	Treasury shares	Other compre- hensive income	Retained earnings	Attributable to owners of the parent	Non-controlling interest
Beginning balance at Dec. 31, 2018	R$ 5,092,991	R$ 62	R$ 5,440,047	R$ (223,676)	R$ 0	R$ 135,502	R$ 5,351,873	R$ 0	R$ (56,334)	R$ (202,276)	R$ 5,093,325	R$ (334)
Statement [LineItems]
Net income (loss) for the year	804,195									803,232	803,232	963
Other comprehensive income for the year	(16,001)								(16,001)		(16,001)
Total comprehensive income (loss) for the year, net of tax	788,194								(16,001)	803,232	787,231	963
Share-based payments	30,787					30,786	30,786				30,786	1
Repurchase of shares	(90)							(90)			(90)
Deferred tax benefit of tax deductible goodwill from purchased noncontrolling interests	61,127				61,127		61,127				61,127
Dividends paid	(4)											(4)
Ending balance at Dec. 31, 2019	5,973,005	62	5,440,047	(223,676)	61,127	166,288	5,443,786	(90)	(72,335)	600,956	5,972,379	626
Statement [LineItems]
Net income (loss) for the year	837,446									854,071	854,071	(16,625)
Other comprehensive income for the year	67,140								67,333		67,333	(193)
Total comprehensive income (loss) for the year, net of tax	904,586								67,333	854,071	921,404	(16,818)
Capital increase and Issuance of shares for purchased non-controlling interests	7,872,554	13	7,872,541				7,872,541				7,872,554
Transaction costs and costs from subsidiaries	(39,964)		(39,964)				(39,964)				(39,964)
Share-based payments	31,508					31,296	31,296				31,296	212
Issuance of shares for business acquisition	34,961		34,961				34,961				34,961
Repurchase and cancelation of shares	(91)					(91)	(91)				(91)
Repurchase of shares	(76,270)							(76,270)			(76,270)
Cash proceeds from noncontrolling interest	230,898			135,055			135,055				135,055	95,843
Dilution non-controlling interest	0			2,138			2,138				2,138	(2,138)
Non-controlling interests arising on a business combination	61,720											61,720
Dividends paid	(904)											(904)
Others	22											22
Ending balance at Dec. 31, 2020	14,992,025	75	13,307,585	(86,483)	61,127	197,493	13,479,722	(76,360)	(5,002)	1,455,027	14,853,462	138,563
Statement [LineItems]
Net income (loss) for the year	(1,377,348)									(1,358,813)	(1,358,813)	(18,535)
Other comprehensive income for the year	(29,118)								(30,790)		(30,790)	1,672
Total comprehensive income (loss) for the year, net of tax	(1,406,466)								(30,790)	(1,358,813)	(1,389,603)	(16,863)
Capital increase and Issuance of shares for purchased non-controlling interests	230,500	1	517,740	(209,330)			308,410				308,411	(77,911)
Transaction costs and costs from subsidiaries	(23,848)			(23,848)			(23,848)				(23,848)
Share-based payments	133,154					133,121	133,121				133,121	33
Issuance of shares for business acquisition	619,362			619,362			619,362				619,362
Repurchase of shares	(988,824)							(988,824)
Cash proceeds from noncontrolling interest	893											893
Non-controlling interests arising on a business combination	41,843											41,843
Sale of subsidiary	(1,219)											(1,219)
Dividends paid	(2,967)											(2,967)
Others	(7)											(7)
Ending balance at Dec. 31, 2021	R$ 13,594,446	R$ 76	R$ 13,825,325	R$ 299,701	R$ 61,127	R$ 330,614	R$ 14,516,767	R$ (1,065,184)	R$ (35,792)	R$ 96,214	R$ 13,512,081	R$ 82,365